Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche California Tax-Free Income Fund and Deutsche New York Tax-Free Income Fund (the “Funds”), each a series of Deutsche State Tax-Free Income Series (the “Trust”) (Reg. Nos. 002-81549 and 811-03657)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on November 30, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan

Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.